Retirement Plans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net periodic benefit cost
Net periodic pension benefit cost	$ 326	$ 282	$ 168
Defined benefit pension plan cost [Member]
Net periodic benefit cost
Service cost	22	19	14
Interest cost	126	126	127
Expected return on plan assets	(148)	(145)	(146)
Amortization of prior service cost	0	(1)	0
Recognized net actuarial loss	36	23	10
Settlements losses	15	18	19
Curtailment losses	0	0	(3)
Net periodic pension benefit cost	$ 51	$ 40	$ 21